Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) (10-K)	Dec. 31, 2018 USD ($)
2019	$ 98,364
2020	91,867
2021	90,497
2022	69,741
Total future minimum lease payments	350,469
Office [Member]
2019	91,328
2020	87,176
2021	90,497
2022	69,741
Total future minimum lease payments	338,742
Equipment [Member]
2019	7,036
2020	4,691
2021
2022
Total future minimum lease payments	$ 11,727